Income Taxes - Summary of reconciliation of income taxes expenses (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount
Profit (loss) before income tax	¥ (157,537,018)	$ (21,582,482)	¥ (101,474,055)	¥ 269,623,829
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense (benefit) at PRC statutory income tax rate	¥ 39,384,255	$ 5,395,621	¥ 25,368,514	¥ (67,405,957)
Effect of different tax rates	(97,962,122)	(13,420,756)	(25,070,403)	12,944,788
Tax exempted income	(113,208,078)	(15,509,443)	(198,231)
Outside basis difference			(215,985,749)	(109,594,486)
Expenses not deductible for tax purposes	13,122,045	1,797,713	36,882,867	12,666,674
Adjustment on current income tax of the previous periods			(18,394,143)	(18,081,862)
Non-deductible guarantee liability:			93,833,446
Write-off of NOL and others	450,292,380	61,689,803	252,778,471
Withholding income tax	23,250,000	3,185,237	4,427,205
Changes in valuation allowance	(249,072,857)	(34,122,842)	(91,301,461)	261,898,970
Income tax expenses	¥ 65,805,623	$ 9,015,333	¥ 62,340,516	¥ 92,428,127